Financial Liabilities at Amortized Cost (Details) - Schedule of Current Accounts and Other Demand Deposits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current Accounts and Other Demand Deposits [Abstract]
Current accounts	$ 11,025,685	$ 11,172,137
Other demand obligations	1,573,962	1,375,631
Demand deposits accounts	625,923	657,057
Other demand deposits	445,223	387,330
Total	$ 13,670,793	$ 13,592,155